Segmented information	12 Months Ended
Dec. 31, 2023
Segmented information
Segmented information

21. Segmented information

The Company operates under two segments, the marketing and distribution of commercial products and the operation of a retail and mail order pharmacy.

Revenue generated from external customers for the years ended December 31, 2023, 2022 and 2021 was 100% from sales to customers in the United States.

During the year ended December 31, 2023, 100% of total revenue from the marketing and distribution of commercial products was generated from seven customers. Customer A accounted for 32%, Customer B accounted for 18%, Customer C accounted for 46% and the remaining four customers accounted for approximately 4% of revenue.

During the year ended December 31, 2022, 100% of total revenue from the marketing and distribution of commercial products was generated from ten customers. Customer A accounted for 38%, Customer B accounted for 19%, Customer C accounted for 38% and the remaining seven customers accounted for approximately 5% of revenue.

During the year ended December 31, 2021, 100% of total revenue from the marketing and distribution of commercial products was generated from seventeen customers. Customer A accounted for 38%, Customer B accounted for 20%, Customer C accounted for 35% and the remaining fourteen customers accounted for approximately 7% of revenue.

The Company’s property and equipment, intangible assets and goodwill are located in the following countries:

As at December 31	2023	2022
Canada	$175	$392
United States	8,364	9,642
Barbados	4,239	4,954
	$12,778	$14,988

Following the acquisition of Marley Drug, the financial measures reviewed by the Company’s chief operating decision maker are presented separately for the year ended December 31, 2023 and December 31, 2022:

For the year ended December 31, 2023	Marketing and Distribution of Commercial Products	Retail and Mail Order Pharmacy	Total
Revenue	$12,118	$9,576	$21,694
Cost of goods sold	(3,959)	(3,746)	(7,705)
Operating expenses	(19,903)	(4,940)	(14,843)
Finance income, net	11	54	65
Foreign exchange loss	(108)	-	(108)
Loss before income taxes	$(1,841)	$944	$(897)

For the year ended December 31, 2022	Marketing and Distribution of Commercial Products	Retail and Mail Order Pharmacy	Total
Revenue	$15,282	$7,783	$23,065
Cost of goods sold	(4,606)	(2,384)	(6,990)
Operating expenses	(10,603)	(4,279)	(14,882)
Other income	346	-	346
Finance income (expense), net	(219)	13	(206)
Foreign exchange gain	52	-	52
Profit before income taxes	$252	$1,133	$1,385